Commitments and Contingencies - Product Liability (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) individual lawsuit state case item	Dec. 31, 2016 lawsuit
Product Liability - Filters
Product Liability Litigation
Number of customers who obtained an order in the French Courts against 3M Purification SAS | item	1
Number of cases settled in principle in period | case	2
Product liability - Bair Hugger
Product Liability Litigation
Number of lawsuits filed | lawsuit	4,270	1,260
Accrued loss contingency reserve | $	$ 0
Number of federal bellwether cases with trial-ready dates set | case	2
Number of total claims dismissed | case	61
Product liability - Bair Hugger | U.S. District Court for the Western District of Tennessee
Product Liability Litigation
Number of lawsuits filed | lawsuit	1
Product Liability - Lava Ultimate Dental Restorative Material Member
Product Liability Litigation
Number of lawsuits pending | lawsuit	1
Number of plaintiffs | individual	29
Number of states involved in lawsuit | state	13